Discontinued operations - Reconciliation of gain on sale (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Cash proceeds	€ 98
Deferred cash consideration	30
Total consideration	128
Transaction costs	(25)
Gain on sale before tax	29	€ 0	€ 0
Income tax expense	5	€ 5	€ 3
Submarine Networks
Disclosure of analysis of single amount of discontinued operations [line items]
Fair value of retained interest in associate	32
Gain on sale before tax	29
Income tax expense	0
Gain on sale after tax	29
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Carrying amount of net assets on disposal	(170)
Cumulative other comprehensive income	€ 64